UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2012

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Archer Capital Management, L.P.
Address: 570 Lexington Avenue
         40th Floor
         New York, New York  10022

13F File Number:  028-14196

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Eric Edidin
Title:     Managing Member of the General Partner
Phone:     212.319.2775

Signature, Place, and Date of Signing:

 /s/ Eric Edidin     New York, New York/USA     August 14, 2012

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    36

Form 13F Information Table Value Total:    $733,380 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE


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                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ALERE INC                      COM              01449J105     1199    61658 SH       SOLE                    61658
ALERE INC                      PERP PFD CONV SE 01449J204     8286    39906 SH       SOLE                    39906
AUGUSTA RES CORP               COM NEW          050912203     8152  4911043 SH       SOLE                  4911043
BLUE WOLF MONGOLIA HOLDINGS    *W EXP 07/20/201 G11962118      255   500000 SH       SOLE                   500000
BLUE WOLF MONGOLIA HOLDINGS    SHS              G11962100     4840   500000 SH       SOLE                   500000
COMVERSE TECHNOLOGY INC        COM PAR $0.10    205862402     7061  1215338 SH       SOLE                  1215338
DANA HLDG CORP                 COM              235825205    22111  1726091 SH       SOLE                  1726091
EXIDE TECHNOLOGIES             FRNT 9/1         302051AL1     5160  6000000 SH       SOLE                  6000000
FAIRPOINT COMMUNICATIONS INC   COM NEW          305560302     7503  1219922 SH       SOLE                  1219922
GEORGIA GULF CORP              COM PAR$0.01 NEW 373200302     2567   100000 SH       SOLE                   100000
GLOBAL EAGLE ACQUISITION COR   *W EXP 05/13/201 37951D110      536  1487500 SH       SOLE                  1487500
GLOBAL EAGLE ACQUISITION COR   COM              37951D102     8671   887500 SH       SOLE                   887500
HEADWATERS INC                 COM              42210P102    11439  2221227 SH       SOLE                  2221227
HICKS ACQUISITION CO II INC    *W EXP 07/14/201 429090111      650  1300000 SH       SOLE                  1300000
HICKS ACQUISITION CO II INC    COM              429090103    12164  1225000 SH       SOLE                  1225000
LEAR CORP                      COM NEW          521865204    13685   362700 SH       SOLE                   362700
LUMOS NETWORKS CORP            COM              550283105     9934  1053470 SH       SOLE                  1053470
MACQUARIE INFRASTR CO LLC      MEMBERSHIP INT   55608B105    46038  1382931 SH       SOLE                  1382931
MGIC INVT CORP WIS             COM              552848103     2425   841883 SH       SOLE                   841883
NTELOS HLDGS CORP              COM NEW          67020Q305     3864   204999 SH       SOLE                   204999
PRIMUS TELECOMMUNICATIONS GR   COM              741929301    17273  1109378 SH       SOLE                  1109378
PROSHARES TR                   ULTSHT CHINA 25  74347X567     3046   110000 SH       SOLE                   110000
RETAIL OPPORTUNITY INVTS COR   *W EXP 10/23/201 76131N119      127   141000 SH       SOLE                   141000
SELECT SECTOR SPDR TR          SBI INT-FINL     81369Y605       25   230000 SH  PUT  SOLE                   230000
SPDR GOLD TRUST                GOLD SHS         78463V107     6984    45000 SH       SOLE                    45000
SPDR GOLD TRUST                GOLD SHS         78463V107    66421   428000 SH  CALL SOLE                   428000
SPDR S&P 500 ETF TR            TR UNIT          78462F103   437821  3216900 SH  PUT  SOLE                  3216900
THQ INC                        COM NEW          872443403     1042  1680831 SH       SOLE                  1680831
THQ INC                        NOTE 5.000% 8/1  872443AB2     2819  5000000 SH       SOLE                  5000000
TMS INTL CORP                  CL A             87261Q103     4465   447805 SH       SOLE                   447805
TRIO MERGER CORP               COM              896697109     4870   500000 SH       SOLE                   500000
TRW AUTOMOTIVE HLDGS CORP      COM              87264S106     4222   114858 SH       SOLE                   114858
UNIVERSAL BUSINESS PMT SOL A   *W EXP 05/09/201 913384111      219   875000 SH       SOLE                   875000
UNIVERSAL BUSINESS PMT SOL A   COM              913384103     5250   875000 SH       SOLE                   875000
VIASYSTEMS GROUP INC           COM PAR$.01      92553H803      343    20185 SH       SOLE                    20185
XERIUM TECHNOLOGIES INC        COM NEW          98416J118     1913   659559 SH       SOLE                   659559